Taxation - Unrecognised deferred tax assets (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross value of tax losses which has not been recognised	£ 632	£ 674
Unrecognised deferred tax assets	161	169
Capital losses – indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	98	98
Trading losses – indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	24	25
Trading and capital losses – expiry dates up to 2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	£ 39	£ 46